Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay versus Performance

Pursuant to Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information regarding “compensation actually paid”, as defined in Item 402(v). In accordance with SEC rules, the “compensation actually paid” amounts shown in the table below for each applicable year reflect certain adjustments to the values reported in the Summary of Compensation Table as described in the footnotes to the following table. Notably, the “net loss” number reflected in this table for 2025 is not derived from our audited financial statements because our audit has not been completed as of the date of this filing. Based on our ongoing Internal Revenue Code (IRC) Section 382 ownership change analysis of the Company’s NOLs, we believe it is possible that the “net loss” number could increase by a range of $5.0 million to $7.0 million, although such increase remains uncertain and subject to continued ongoing analysis. Accordingly, due to the uncertainty of the

Company’s tax position for 2025, we have estimated our 2025 “net loss” of $12.5 million which does not include any potential impact as a result of the Section 382 ownership change analysis, and we expect this number to change upon the completion of our annual audit and the SAB 99 analysis.

In accordance with the transitional relief under the SEC rules for smaller reporting companies, only three years of information is required as this is the Company’s first year of disclosure under Item 402(v) of Regulation S-K.

Year (a)	Summary Compensation Table Total for PEO(1) (b)	Compensation Actually Paid to PEO(2) (c)	Average Summary Compensation Table Total for Non-PEO NEOs(3) (d)	Average Compensation Actually Paid to Non-PEO NEOs(4) (e)	Value of Initial Fixed $100 Investment Based On TSR(5) (f)	Net Income (Loss)(6) (g)
2025	$33,992,826	$33,992,826	$17,338,928	$17,291,071	$167.38	$(12,500)
2024	$2,776,692	$2,776,692	$2,626,479	$2,626,479	$30.01	$(14,954)
2023	$1,000,000	$1,000,000	$4,453,138	$4,453,138	$78.96	$(22,882)

(1)      For each year shown, the PEO was the Chief Executive Officer, Anthony Hayes. The values reflected in this column reflect the “Total Compensation” paid to Mr. Hayes, the Company’s Principal Executive Officer, as set forth in the Summary of Compensation Table.

(2)      The dollar amounts reported in this column represent the amount of “compensation actually paid” to Mr. Hayes, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Hayes during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to determine the “compensation actually paid” amounts reported above for Mr. Hayes:

Reconciliation of Summary of Compensation Table Total to Compensation Actually Paid for CEO	2025	2024	2023
Summary of Compensation Table Total	$33,992,826	$2,776,692	$1,000,000
Less: Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	$(17,360,894)	$(641,235)
Plus: Fair Value of Awards Granted during Applicable Fiscal Year that Remain Unvested as of Applicable Fiscal Year End, Determined as of Applicable Fiscal Year End
Plus: Fair Value of Awards Granted During the Applicable Fiscal Year that Vested During the Applicable Fiscal Year, Determined as of the Vesting Date	$17,360,894	$641,235

Plus (Less): Adjustment for Awards Granted During a Prior Fiscal Year that were Outstanding and Unvested as of the Applicable Fiscal Year End, Determined Based on the Change in ASC 718 Fair Value from Prior Fiscal year End to the Applicable Fiscal Year End

Plus (Less): Adjustment for Awards Granted During a Prior Fiscal Year that Vested During the Applicable Fiscal year, Determined based on the Change in ASC 718 Fair Value from the Prior Fiscal Year End to the Vesting Date

Less: ASC 718 Fair Value of Awards Granted During a Prior Fiscal Year that were Forfeited During the Applicable Fiscal Year, determined as of the Prior Fiscal Year End
Plus: Dividends or Other Earnings Paid During the Applicable Fiscal year Prior to the Vesting Date
Plus: Incremental Fair Value of Options/SARs Modified During the Applicable Fiscal Year
Compensation Actually Paid	$33,992,826	$2,776,692	$1,000,000

(3)      For 2025, the non-PEO NEOs were Kyle Wool and Christopher Devall. For 2023 and 2024, the non-PEO NEOs were Soo Yu and Kyle Wool. The values reflected in this column reflect the average “Total Compensation” paid to each of the non-PEO NEOs in the applicable year, as set forth in the Summary of Compensation Table for the applicable year.

(4)      The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the non-PEO NEOs, as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not necessarily reflect the actual average amount of compensation earned by or paid to such persons during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the non-PEO NEOs as a group for each year to determine the compensation actually paid:

Reconciliation of Average Summary of Compensation Table Totals for non-PEO NEOs to Average Compensation Actually Paid to non-PEO NEOs	2025	2024	2023
Average Summary of Compensation Table Total	$17,338,928	$2,626,479	$4,453,138
Less: Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	$(8,070,448)	$(641,235)	$(5,266,666)
Plus: Fair Value of Awards Granted during Applicable Fiscal Year that Remain Unvested as of Applicable Fiscal Year End, Determined as of Applicable Fiscal Year End	$23,800
Plus: Fair Value of Awards Granted During the Applicable Fiscal Year that Vested During the Applicable Fiscal Year, Determined as of the Vesting Date	$8,046,648	$641,235	$5,266,666

Plus (Less): Adjustment for Awards Granted During a Prior Fiscal Year that were Outstanding and Unvested as of the Applicable Fiscal Year End, Determined Based on the Change in ASC 718 Fair Value from Prior Fiscal year End to the Applicable Fiscal Year End

Plus (Less): Adjustment for Awards Granted During a Prior Fiscal Year that Vested During the Applicable Fiscal year, Determined based on the Change in ASC 718 Fair Value from the Prior Fiscal Year End to the Vesting Date

Less: ASC 718 Fair Value of Awards Granted During a Prior Fiscal Year that were Forfeited During the Applicable Fiscal Year, determined as of the Prior Fiscal Year End	(47,857)
Plus: Dividends or Other Earnings Paid During the Applicable Fiscal year Prior to the Vesting Date
Plus: Incremental Fair Value of Options/SARs Modified During the Applicable Fiscal Year
Average Compensation Actually Paid	$17,291,071	$2,626,479	$4,453,138

(5)      The TSR value listed in each year reflects what the cumulative value of $100 would be if invested on December 31, 2022, assuming the reinvestment of dividends paid during the measurement period.

(6)      The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year, except for 2025. At the time of this filing, the Company had not yet completed the annual audit of its financial statements or SAB 99 analysis. Therefore, the number shown in this table for 2025 is a projection only, intended to comply with the applicable rules under Item 402. The net income shown for 2025 is likely to change upon the completion of the Company’s annual audit or SAB 99 analysis and should not be relied upon for any purpose.

Named Executive Officers, Footnote		For 2025, the non-PEO NEOs were Kyle Wool and Christopher Devall. For 2023 and 2024, the non-PEO NEOs were Soo Yu and Kyle Wool. The values reflected in this column reflect the average “Total Compensation” paid to each of the non-PEO NEOs in the applicable year, as set forth in the Summary of Compensation Table for the applicable year.
Peer Group Issuers, Footnote		The TSR value listed in each year reflects what the cumulative value of $100 would be if invested on December 31, 2022, assuming the reinvestment of dividends paid during the measurement period.
PEO Total Compensation Amount	[1]	$ 33,992,826	$ 2,776,692	$ 1,000,000
PEO Actually Paid Compensation Amount	[2]	$ 33,992,826	2,776,692	1,000,000
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in this column represent the amount of “compensation actually paid” to Mr. Hayes, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Hayes during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to determine the “compensation actually paid” amounts reported above for Mr. Hayes:
Reconciliation of Summary of Compensation Table Total to Compensation Actually Paid for CEO	2025	2024	2023
Summary of Compensation Table Total	$33,992,826	$2,776,692	$1,000,000
Less: Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	$(17,360,894)	$(641,235)
Plus: Fair Value of Awards Granted during Applicable Fiscal Year that Remain Unvested as of Applicable Fiscal Year End, Determined as of Applicable Fiscal Year End
Plus: Fair Value of Awards Granted During the Applicable Fiscal Year that Vested During the Applicable Fiscal Year, Determined as of the Vesting Date	$17,360,894	$641,235

Plus (Less): Adjustment for Awards Granted During a Prior Fiscal Year that were Outstanding and Unvested as of the Applicable Fiscal Year End, Determined Based on the Change in ASC 718 Fair Value from Prior Fiscal year End to the Applicable Fiscal Year End

Plus (Less): Adjustment for Awards Granted During a Prior Fiscal Year that Vested During the Applicable Fiscal year, Determined based on the Change in ASC 718 Fair Value from the Prior Fiscal Year End to the Vesting Date

Less: ASC 718 Fair Value of Awards Granted During a Prior Fiscal Year that were Forfeited During the Applicable Fiscal Year, determined as of the Prior Fiscal Year End
Plus: Dividends or Other Earnings Paid During the Applicable Fiscal year Prior to the Vesting Date
Plus: Incremental Fair Value of Options/SARs Modified During the Applicable Fiscal Year
Compensation Actually Paid	$33,992,826	$2,776,692	$1,000,000

Non-PEO NEO Average Total Compensation Amount	[3]	$ 17,338,928	2,626,479	4,453,138
Non-PEO NEO Average Compensation Actually Paid Amount	[4]	$ 17,291,071	2,626,479	4,453,138
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the non-PEO NEOs, as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not necessarily reflect the actual average amount of compensation earned by or paid to such persons during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the non-PEO NEOs as a group for each year to determine the compensation actually paid:
Reconciliation of Average Summary of Compensation Table Totals for non-PEO NEOs to Average Compensation Actually Paid to non-PEO NEOs	2025	2024	2023
Average Summary of Compensation Table Total	$17,338,928	$2,626,479	$4,453,138
Less: Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	$(8,070,448)	$(641,235)	$(5,266,666)
Plus: Fair Value of Awards Granted during Applicable Fiscal Year that Remain Unvested as of Applicable Fiscal Year End, Determined as of Applicable Fiscal Year End	$23,800
Plus: Fair Value of Awards Granted During the Applicable Fiscal Year that Vested During the Applicable Fiscal Year, Determined as of the Vesting Date	$8,046,648	$641,235	$5,266,666

Plus (Less): Adjustment for Awards Granted During a Prior Fiscal Year that were Outstanding and Unvested as of the Applicable Fiscal Year End, Determined Based on the Change in ASC 718 Fair Value from Prior Fiscal year End to the Applicable Fiscal Year End

Plus (Less): Adjustment for Awards Granted During a Prior Fiscal Year that Vested During the Applicable Fiscal year, Determined based on the Change in ASC 718 Fair Value from the Prior Fiscal Year End to the Vesting Date

Less: ASC 718 Fair Value of Awards Granted During a Prior Fiscal Year that were Forfeited During the Applicable Fiscal Year, determined as of the Prior Fiscal Year End	(47,857)
Plus: Dividends or Other Earnings Paid During the Applicable Fiscal year Prior to the Vesting Date
Plus: Incremental Fair Value of Options/SARs Modified During the Applicable Fiscal Year
Average Compensation Actually Paid	$17,291,071	$2,626,479	$4,453,138

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid and Cumulative TSR

The following graph illustrates the amount of “compensation actually paid” (“CAP”) to Mr. Hayes and the average amount of CAP to the Company’s Named Executive Officers as a group (excluding Mr. Hayes) relative to the Company’s cumulative TSR over the three years presented in the table.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid and Net Loss

As demonstrated by the following table, the amount of CAP to Mr. Hayes and the average amount of CAP to the Company’s Named Executive officers as a group (excluding Mr. Hayes) is not aligned with the Company’s net loss over the three years presented in the table. The Company has not used net loss as a performance measure in the overall executive compensation program.

Total Shareholder Return Amount	[5]	$ 167.38	30.01	78.96
Net Income (Loss)	[6]	$ (12,500)	(14,954)	(22,882)
PEO Name		Anthony Hayes
PEO | Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (17,360,894)	(641,235)
PEO | Fair Value of Awards Granted During the Applicable Fiscal Year that Vested During the Applicable Fiscal Year, Determined as of the Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		17,360,894	641,235
Non-NEOs [Member] | Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(8,070,448)	(641,235)	(5,266,666)
Non-NEOs [Member] | Fair Value of Awards Granted During the Applicable Fiscal Year that Vested During the Applicable Fiscal Year, Determined as of the Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		8,046,648	$ 641,235	$ 5,266,666
Non-NEOs [Member] | Fair Value of Awards Granted during Applicable Fiscal Year that Remain Unvested as of Applicable Fiscal Year End, Determined as of Applicable Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		23,800
Non-NEOs [Member] | ASC 718 Fair Value of Awards Granted During a Prior Fiscal Year that were Forfeited During the Applicable Fiscal Year, determined as of the Prior Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (47,857)

[1]	For each year shown, the PEO was the Chief Executive Officer, Anthony Hayes. The values reflected in this column reflect the “Total Compensation” paid to Mr. Hayes, the Company’s Principal Executive Officer, as set forth in the Summary of Compensation Table.
[2]	The dollar amounts reported in this column represent the amount of “compensation actually paid” to Mr. Hayes, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Hayes during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to determine the “compensation actually paid” amounts reported above for Mr. Hayes:
Reconciliation of Summary of Compensation Table Total to Compensation Actually Paid for CEO	2025	2024	2023
Summary of Compensation Table Total	$33,992,826	$2,776,692	$1,000,000
Less: Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	$(17,360,894)	$(641,235)
Plus: Fair Value of Awards Granted during Applicable Fiscal Year that Remain Unvested as of Applicable Fiscal Year End, Determined as of Applicable Fiscal Year End
Plus: Fair Value of Awards Granted During the Applicable Fiscal Year that Vested During the Applicable Fiscal Year, Determined as of the Vesting Date	$17,360,894	$641,235

Plus (Less): Adjustment for Awards Granted During a Prior Fiscal Year that were Outstanding and Unvested as of the Applicable Fiscal Year End, Determined Based on the Change in ASC 718 Fair Value from Prior Fiscal year End to the Applicable Fiscal Year End

Plus (Less): Adjustment for Awards Granted During a Prior Fiscal Year that Vested During the Applicable Fiscal year, Determined based on the Change in ASC 718 Fair Value from the Prior Fiscal Year End to the Vesting Date

Less: ASC 718 Fair Value of Awards Granted During a Prior Fiscal Year that were Forfeited During the Applicable Fiscal Year, determined as of the Prior Fiscal Year End
Plus: Dividends or Other Earnings Paid During the Applicable Fiscal year Prior to the Vesting Date
Plus: Incremental Fair Value of Options/SARs Modified During the Applicable Fiscal Year
Compensation Actually Paid	$33,992,826	$2,776,692	$1,000,000

[3]	For 2025, the non-PEO NEOs were Kyle Wool and Christopher Devall. For 2023 and 2024, the non-PEO NEOs were Soo Yu and Kyle Wool. The values reflected in this column reflect the average “Total Compensation” paid to each of the non-PEO NEOs in the applicable year, as set forth in the Summary of Compensation Table for the applicable year.
[4]	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the non-PEO NEOs, as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not necessarily reflect the actual average amount of compensation earned by or paid to such persons during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the non-PEO NEOs as a group for each year to determine the compensation actually paid:
Reconciliation of Average Summary of Compensation Table Totals for non-PEO NEOs to Average Compensation Actually Paid to non-PEO NEOs	2025	2024	2023
Average Summary of Compensation Table Total	$17,338,928	$2,626,479	$4,453,138
Less: Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	$(8,070,448)	$(641,235)	$(5,266,666)
Plus: Fair Value of Awards Granted during Applicable Fiscal Year that Remain Unvested as of Applicable Fiscal Year End, Determined as of Applicable Fiscal Year End	$23,800
Plus: Fair Value of Awards Granted During the Applicable Fiscal Year that Vested During the Applicable Fiscal Year, Determined as of the Vesting Date	$8,046,648	$641,235	$5,266,666

Plus (Less): Adjustment for Awards Granted During a Prior Fiscal Year that were Outstanding and Unvested as of the Applicable Fiscal Year End, Determined Based on the Change in ASC 718 Fair Value from Prior Fiscal year End to the Applicable Fiscal Year End

Plus (Less): Adjustment for Awards Granted During a Prior Fiscal Year that Vested During the Applicable Fiscal year, Determined based on the Change in ASC 718 Fair Value from the Prior Fiscal Year End to the Vesting Date

Less: ASC 718 Fair Value of Awards Granted During a Prior Fiscal Year that were Forfeited During the Applicable Fiscal Year, determined as of the Prior Fiscal Year End	(47,857)
Plus: Dividends or Other Earnings Paid During the Applicable Fiscal year Prior to the Vesting Date
Plus: Incremental Fair Value of Options/SARs Modified During the Applicable Fiscal Year
Average Compensation Actually Paid	$17,291,071	$2,626,479	$4,453,138

[5]	The TSR value listed in each year reflects what the cumulative value of $100 would be if invested on December 31, 2022, assuming the reinvestment of dividends paid during the measurement period.
[6]	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year, except for 2025. At the time of this filing, the Company had not yet completed the annual audit of its financial statements or SAB 99 analysis. Therefore, the number shown in this table for 2025 is a projection only, intended to comply with the applicable rules under Item 402. The net income shown for 2025 is likely to change upon the completion of the Company’s annual audit or SAB 99 analysis and should not be relied upon for any purpose.